Taxation - Tax losses and tax credits carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Amount
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	$ 215,425	$ 169,731
Tax credits expiring	9,636	9,120
Gross Amount | Not later than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	19,735	12,530
Tax credits expiring	4	13
Gross Amount | Later than ten years [member]
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	47,937	55,312
Tax credits expiring	9,632	9,107
Gross Amount | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	147,753	101,889
Tax credits expiring	0	0
Tax Effected
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	46,982	36,273
Tax credits expiring	9,636	9,120
Tax Effected | Not later than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	4,343	2,760
Tax credits expiring	4	13
Tax Effected | Later than ten years [member]
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	11,611	12,117
Tax credits expiring	9,632	9,107
Tax Effected | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	31,028	21,397
Tax credits expiring	$ 0	$ 0